Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 299,000.00
Previously Paid Amount	0.00
Total Fee Amount	45.78
Total Offset Amount	0.00
Net Fee	45.78
Narrative - Max Aggregate Offering Price	$ 299,000.00
Final Prospectus	true